NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Foreign Currency Transaction Loss, before Tax	$ 38,138	$ 4,092	$ 51,952	$ 4,311	$ 5,878	$ 7,618
Other Income		$ 70,155		70,155	209,727
Share-based Payment Arrangement, Noncash Expense			$ 1,592,641		0	0
United Kingdom Tax Credit [Member]
Operating Loss Carryforwards [Line Items]
Other Income					$ 200,802	$ 0